Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Nov. 30, 2025		Nov. 30, 2024		Nov. 30, 2023		Nov. 30, 2022		Nov. 30, 2021		Dec. 01, 2020	Nov. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides information regarding compensation paid to the PEOs and the average of the Non-PEO NEOs, along with the cumulative TSR of the Company and a peer group index, the Company’s net income, and the Company-Selected Measure, non-GAAP net income.

									Value of Initial Fixed $100 Investment Based On:		(In Millions)
Year(1)	Summary Compensation Table Total for PEO Zammit(2) ($)	Summary Compensation Table Total for PEO Hume(2) ($)	Summary Compensation Table Total for PEO Polk(2) ($)	Compensation Actually Paid to PEO Zammit(3) ($)	Compensation Actually Paid to PEO Hume(3) ($)	Compensation Actually Paid to PEO Polk(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) ($)	Company- Selected Measure: Non-GAAP Net Income(6) ($)
2025	10,265,592	n/a	n/a	12,596,094	n/a	n/a	2,796,742	2,963,984	207.61	113.58	827.7	1,097.1
2024	6,657,858	8,327,033	n/a	7,239,869	6,107,856	n/a	2,925,154	3,174,246	159.88	93.29	689.1	1,011.9
2023	n/a	9,254,634	n/a	n/a	8,193,274	n/a	2,817,204	2,526,184	130.68	86.03	626.9	1,053.6
2022	n/a	7,498,195	n/a	n/a	8,456,768	n/a	3,121,580	2,909,565	133.63	85.51	651.6	1,147.9
2021	n/a	9,529,362	16,704,037	n/a	9,334,615	23,273,315	4,709,006	7,450,077	133.45	108.24	395.1	595.7
(1)NEOs included in these columns reflect the following:

Year	PEOs	Non-PEO NEOs
2025	Patrick Zammit (PEO Zammit)	David Jordan, Marshall Witt, Dennis Polk, Miriam Murphy, David Vetter
2024	Patrick Zammit (PEO Zammit)	Dennis Polk, Marshall Witt, Michael Urban, David Vetter, Simon Leung
Rich Hume (PEO Hume)
2023	Rich Hume (PEO Hume)	Dennis Polk, Marshall Witt, Michael Urban, Patrick Zammit
2022	Rich Hume (PEO Hume)	Dennis Polk, Marshall Witt, Michael Urban, Patrick Zammit
2021	Rich Hume (PEO Hume)	Marshall Witt, Michael Urban, Patrick Zammit, Peter Larocque, Simon Leung
Dennis Polk (PEO Polk)
(2)Amounts are reflected in the Summary Compensation Table for our NEOs for each corresponding year, as follows:
(i)the total compensation reported in the Summary Compensation Table for the applicable year for PEO Zammit, PEO Hume, and PEO Polk, and
(ii)the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Non-PEO NEOs reported for the applicable year. As two individuals served as CFO during fiscal year 2025 (former CFO Mr. Witt and successor CFO Mr. Jordan), both are included in the non-PEO NEO average, therefore the fiscal year 2025 averages are based on five versus four non-PEO NEOs.
(3)The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted for exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values in the Summary Compensation Table are calculated in accordance with FASB ASC Topic 718, using the grant date fair value of stock and option awards granted during the year, whereas CAP represents the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or were vested or forfeited during the year.

Year	Summary Compensation Table Total(a) ($)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year(b) ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years(c) ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year(c) ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(c) ($)	Equals Compensation Actually Paid ($)
PEO Zammit
2025	10,265,592	(5,979,900)	6,453,259	1,191,476	—	665,667	—	12,596,094
2024	6,657,858	(4,497,059)	4,653,937	251,756	—	173,377	—	7,239,869
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
PEO Hume
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	8,327,033	(4,120,599)	—	—	—	1,901,422	—	6,107,856
2023	9,254,634	(5,759,614)	5,677,045	(701,565)	—	(277,226)	—	8,193,274
2022	7,498,195	(4,349,941)	5,409,421	11,252	—	(112,159)	—	8,456,768
2021	9,529,362	(3,639,900)	3,445,153	—	—	—	—	9,334,615
PEO Polk
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021(d)	16,704,037	(12,528,928)	14,611,088	1,574,513	643,291	2,269,314	—	23,273,315
Non-PEO NEOs (Average)
2025(e)	2,796,742	(1,281,056)	1,168,027	401,577	—	318,432	(439,738)(f)	2,963,984
2024	2,925,154	(1,474,515)	1,239,995	212,573	—	321,256	(50,217)	3,174,246
2023	2,817,204	(1,114,461)	1,086,993	(301,906)	—	38,354	—	2,526,184
2022	3,121,580	(1,264,076)	1,344,275	(110,432)	—	(181,782)	—	2,909,565
2021(d)	4,709,006	(2,716,425)	4,132,599	375,500	187,951	761,446	—	7,450,077
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year for the PEOs. For Non-PEO NEOs, amounts shown represent averages.
(b)Represents the grant date fair value of the stock options and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718 as reported on the Summary Compensation Table. See Note 4 “Share-Based Compensation” to the Audited Financial Statements included in our Form 10-K for the fiscal year ended November 30, 2025 for a discussion of the relevant assumptions used in calculating these amounts.
(c)The fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on November 30, 2020, and subsequently as of each vesting date of vested awards, and as of the end of each fiscal year for unvested awards during the indicated fiscal year. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value on the grant date under US GAAP. For stock awards subject to performance-based vesting conditions, fair value was calculated based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For stock options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date, as well as updated assumptions related to the expected term, expected volatility, risk-free interest rate and dividend yield.
(d)On December 1, 2020, the Company completed the separation (the “Separation”) of its customer experience services business in a tax-free transaction for federal income tax purposes, which was accomplished by the distribution of one hundred percent of the outstanding common stock of Concentrix Corporation (“Concentrix”). SYNNEX stockholders received one share of Concentrix common stock for every share of SYNNEX common stock held at the close of business on the record date. Concentrix is now an independent public company trading under the symbol “CNXC” on the Nasdaq Stock Market. After the Separation, SYNNEX did not beneficially own any shares of Concentrix’ common stock. The closing stock price of SYNNEX common stock on November 30, 2020 was $160.31. As a result of the impacts of the Separation, the opening stock price of SYNNEX common stock on December 1, 2020 was $82.01. The Company used the opening stock price on December 1, 2020 to calculate changes in fair value of equity awards in fiscal 2021 in order to provide a comparable basis of performance for the fair value measurements.
(e)As two individuals served as CFO during fiscal year 2025 (former CFO Mr. Witt and successor CFO Mr. Jordan), both are included in the non-PEO NEO average, therefore the fiscal year 2025 averages are based on five versus four non-PEO NEOs.
(f)Mr. Witt’s unvested equity awards were forfeited following his voluntary separation from the Company before the end of fiscal year 2025, therefore the non-PEO NEO average reflected represents the fair value of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in fiscal year 2025.
(4)Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market open on December 1, 2020, the beginning of fiscal year 2021, for the Company’s common stock as well as the common stock of companies in our peer group. Our peer group is measured by the Computer and Peripheral Equipment index, which is based on the Standard Industrial Classification Code 5045—Wholesale Computer and Computer Peripheral Equipment and Software. For fiscal year 2021 the measurement period was one year, for fiscal year 2022 the measurement period was two years, for fiscal year 2023 the measurement period was three years, for fiscal year 2024 the measurement period was four years, and for fiscal year 2025 the measurement period was five years.
(5)Reflects net income in our consolidated statements of income included in our Annual Reports on Form 10-K for the applicable year.
		(6)While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, non-GAAP net income is our Company Selected Measure, which is the financial performance measure that, in our assessment, represents the most important performance measure used to link CAP to NEOs to Company performance for each fiscal year presented. For a reconciliation of net income to non-GAAP net income, refer to Appendix A of this Proxy Statement
Named Executive Officers, Footnote	NEOs included in these columns reflect the following:

Year	PEOs	Non-PEO NEOs
2025	Patrick Zammit (PEO Zammit)	David Jordan, Marshall Witt, Dennis Polk, Miriam Murphy, David Vetter
2024	Patrick Zammit (PEO Zammit)	Dennis Polk, Marshall Witt, Michael Urban, David Vetter, Simon Leung
Rich Hume (PEO Hume)
2023	Rich Hume (PEO Hume)	Dennis Polk, Marshall Witt, Michael Urban, Patrick Zammit
2022	Rich Hume (PEO Hume)	Dennis Polk, Marshall Witt, Michael Urban, Patrick Zammit
2021	Rich Hume (PEO Hume)	Marshall Witt, Michael Urban, Patrick Zammit, Peter Larocque, Simon Leung
Dennis Polk (PEO Polk)

Peer Group Issuers, Footnote		Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market open on December 1, 2020, the beginning of fiscal year 2021, for the Company’s common stock as well as the common stock of companies in our peer group. Our peer group is measured by the Computer and Peripheral Equipment index, which is based on the Standard Industrial Classification Code 5045—Wholesale Computer and Computer Peripheral Equipment and Software. For fiscal year 2021 the measurement period was one year, for fiscal year 2022 the measurement period was two years, for fiscal year 2023 the measurement period was three years, for fiscal year 2024 the measurement period was four years, and for fiscal year 2025 the measurement period was five years.
Adjustment To PEO Compensation, Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted for exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values in the Summary Compensation Table are calculated in accordance with FASB ASC Topic 718, using the grant date fair value of stock and option awards granted during the year, whereas CAP represents the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or were vested or forfeited during the year.

Year	Summary Compensation Table Total(a) ($)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year(b) ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years(c) ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year(c) ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(c) ($)	Equals Compensation Actually Paid ($)
PEO Zammit
2025	10,265,592	(5,979,900)	6,453,259	1,191,476	—	665,667	—	12,596,094
2024	6,657,858	(4,497,059)	4,653,937	251,756	—	173,377	—	7,239,869
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
PEO Hume
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	8,327,033	(4,120,599)	—	—	—	1,901,422	—	6,107,856
2023	9,254,634	(5,759,614)	5,677,045	(701,565)	—	(277,226)	—	8,193,274
2022	7,498,195	(4,349,941)	5,409,421	11,252	—	(112,159)	—	8,456,768
2021	9,529,362	(3,639,900)	3,445,153	—	—	—	—	9,334,615
PEO Polk
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021(d)	16,704,037	(12,528,928)	14,611,088	1,574,513	643,291	2,269,314	—	23,273,315
Non-PEO NEOs (Average)
2025(e)	2,796,742	(1,281,056)	1,168,027	401,577	—	318,432	(439,738)(f)	2,963,984
2024	2,925,154	(1,474,515)	1,239,995	212,573	—	321,256	(50,217)	3,174,246
2023	2,817,204	(1,114,461)	1,086,993	(301,906)	—	38,354	—	2,526,184
2022	3,121,580	(1,264,076)	1,344,275	(110,432)	—	(181,782)	—	2,909,565
2021(d)	4,709,006	(2,716,425)	4,132,599	375,500	187,951	761,446	—	7,450,077
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year for the PEOs. For Non-PEO NEOs, amounts shown represent averages.
(b)Represents the grant date fair value of the stock options and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718 as reported on the Summary Compensation Table. See Note 4 “Share-Based Compensation” to the Audited Financial Statements included in our Form 10-K for the fiscal year ended November 30, 2025 for a discussion of the relevant assumptions used in calculating these amounts.
(c)The fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on November 30, 2020, and subsequently as of each vesting date of vested awards, and as of the end of each fiscal year for unvested awards during the indicated fiscal year. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value on the grant date under US GAAP. For stock awards subject to performance-based vesting conditions, fair value was calculated based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For stock options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date, as well as updated assumptions related to the expected term, expected volatility, risk-free interest rate and dividend yield.
(d)On December 1, 2020, the Company completed the separation (the “Separation”) of its customer experience services business in a tax-free transaction for federal income tax purposes, which was accomplished by the distribution of one hundred percent of the outstanding common stock of Concentrix Corporation (“Concentrix”). SYNNEX stockholders received one share of Concentrix common stock for every share of SYNNEX common stock held at the close of business on the record date. Concentrix is now an independent public company trading under the symbol “CNXC” on the Nasdaq Stock Market. After the Separation, SYNNEX did not beneficially own any shares of Concentrix’ common stock. The closing stock price of SYNNEX common stock on November 30, 2020 was $160.31. As a result of the impacts of the Separation, the opening stock price of SYNNEX common stock on December 1, 2020 was $82.01. The Company used the opening stock price on December 1, 2020 to calculate changes in fair value of equity awards in fiscal 2021 in order to provide a comparable basis of performance for the fair value measurements.
(e)As two individuals served as CFO during fiscal year 2025 (former CFO Mr. Witt and successor CFO Mr. Jordan), both are included in the non-PEO NEO average, therefore the fiscal year 2025 averages are based on five versus four non-PEO NEOs.
(f)Mr. Witt’s unvested equity awards were forfeited following his voluntary separation from the Company before the end of fiscal year 2025, therefore the non-PEO NEO average reflected represents the fair value of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in fiscal year 2025.

Non-PEO NEO Average Total Compensation Amount	[2]	$ 2,796,742	[1]	$ 2,925,154	[1]	$ 2,817,204	[1],[3]	$ 3,121,580		$ 4,709,006
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 2,963,984	[4]	3,174,246	[4]	2,526,184	[4]	2,909,565		7,450,077
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted for exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values in the Summary Compensation Table are calculated in accordance with FASB ASC Topic 718, using the grant date fair value of stock and option awards granted during the year, whereas CAP represents the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or were vested or forfeited during the year.

Year	Summary Compensation Table Total(a) ($)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year(b) ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years(c) ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year(c) ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(c) ($)	Equals Compensation Actually Paid ($)
PEO Zammit
2025	10,265,592	(5,979,900)	6,453,259	1,191,476	—	665,667	—	12,596,094
2024	6,657,858	(4,497,059)	4,653,937	251,756	—	173,377	—	7,239,869
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
PEO Hume
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	8,327,033	(4,120,599)	—	—	—	1,901,422	—	6,107,856
2023	9,254,634	(5,759,614)	5,677,045	(701,565)	—	(277,226)	—	8,193,274
2022	7,498,195	(4,349,941)	5,409,421	11,252	—	(112,159)	—	8,456,768
2021	9,529,362	(3,639,900)	3,445,153	—	—	—	—	9,334,615
PEO Polk
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021(d)	16,704,037	(12,528,928)	14,611,088	1,574,513	643,291	2,269,314	—	23,273,315
Non-PEO NEOs (Average)
2025(e)	2,796,742	(1,281,056)	1,168,027	401,577	—	318,432	(439,738)(f)	2,963,984
2024	2,925,154	(1,474,515)	1,239,995	212,573	—	321,256	(50,217)	3,174,246
2023	2,817,204	(1,114,461)	1,086,993	(301,906)	—	38,354	—	2,526,184
2022	3,121,580	(1,264,076)	1,344,275	(110,432)	—	(181,782)	—	2,909,565
2021(d)	4,709,006	(2,716,425)	4,132,599	375,500	187,951	761,446	—	7,450,077
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year for the PEOs. For Non-PEO NEOs, amounts shown represent averages.
(b)Represents the grant date fair value of the stock options and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718 as reported on the Summary Compensation Table. See Note 4 “Share-Based Compensation” to the Audited Financial Statements included in our Form 10-K for the fiscal year ended November 30, 2025 for a discussion of the relevant assumptions used in calculating these amounts.
(c)The fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on November 30, 2020, and subsequently as of each vesting date of vested awards, and as of the end of each fiscal year for unvested awards during the indicated fiscal year. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value on the grant date under US GAAP. For stock awards subject to performance-based vesting conditions, fair value was calculated based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For stock options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date, as well as updated assumptions related to the expected term, expected volatility, risk-free interest rate and dividend yield.
(d)On December 1, 2020, the Company completed the separation (the “Separation”) of its customer experience services business in a tax-free transaction for federal income tax purposes, which was accomplished by the distribution of one hundred percent of the outstanding common stock of Concentrix Corporation (“Concentrix”). SYNNEX stockholders received one share of Concentrix common stock for every share of SYNNEX common stock held at the close of business on the record date. Concentrix is now an independent public company trading under the symbol “CNXC” on the Nasdaq Stock Market. After the Separation, SYNNEX did not beneficially own any shares of Concentrix’ common stock. The closing stock price of SYNNEX common stock on November 30, 2020 was $160.31. As a result of the impacts of the Separation, the opening stock price of SYNNEX common stock on December 1, 2020 was $82.01. The Company used the opening stock price on December 1, 2020 to calculate changes in fair value of equity awards in fiscal 2021 in order to provide a comparable basis of performance for the fair value measurements.
(e)As two individuals served as CFO during fiscal year 2025 (former CFO Mr. Witt and successor CFO Mr. Jordan), both are included in the non-PEO NEO average, therefore the fiscal year 2025 averages are based on five versus four non-PEO NEOs.
(f)Mr. Witt’s unvested equity awards were forfeited following his voluntary separation from the Company before the end of fiscal year 2025, therefore the non-PEO NEO average reflected represents the fair value of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in fiscal year 2025.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and NEO CAP, Company TSR, and Peer Group TSR
The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, the Company’s cumulative TSR, and the Peer Group TSR.

CAP (PEO Polk)	CAP (PEO Hume)	CAP (PEO Zammit)
Avg. CAP (Non-PEO NEOs)	Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	Relationship Between PEO and NEO CAP and Net Income
The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and our net income.

CAP (PEO Polk)	CAP (PEO Hume)	CAP (PEO Zammit)
Avg. CAP (Non-PEO NEOs)	Net income

Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and NEO CAP and Non-GAAP Net Income (Company Selected Measure)
The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our non-PEO NEOs, and non-GAAP net income, our Company-Selected Measure.

Tabular List, Table
Tabular List of Financial Performance Measures
The following table identifies the three most important financial performance measures used by the Compensation Committee to link the Compensation Actually Paid to our PEOs and the average of other NEOs in 2025 to Company performance. The role of each of these performance measures in our executive compensation programs is more thoroughly discussed in the “Executive Compensation” section in the CD&A along with a description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Financial Performance Measures
Non-GAAP net income (1)(2)
Adjusted ROIC(2)
Non-GAAP diluted EPS(2)
(1)Non-GAAP net income is a non-GAAP financial measure, which is considered to be the most important measure used by the Company to link compensation actually paid to our PEOs and the average of Non-PEO NEOs to Company performance, also known as our Company-Selected Measure.
(2)Non-GAAP financial measure. See the Appendix A to this Proxy Statement for definitions of non-GAAP measures and reconciliation of such measures to GAAP.

Total Shareholder Return Amount	[5]	$ 207.61		159.88		130.68		133.63		133.45
Peer Group Total Shareholder Return Amount		113.58		93.29	[6]	86.03	[6]	85.51	[6]	108.24	[6]
Net Income (Loss)		$ 827,700,000		$ 689,100	[7]	$ 626,900	[7]	$ 651,600	[7]	$ 395,100	[7]
Company Selected Measure Amount		1,097,100,000		1,011,900	[8]	1,053,600	[8]	1,147,900	[8]	595,700	[8]
Closing Stock Price												$ 82.01	$ 160.31
Measure:: 1
Pay vs Performance Disclosure
Name	[9],[10]	Non-GAAP net income (1)(2)
Measure:: 2
Pay vs Performance Disclosure
Name	[9]	Adjusted ROIC(2)
Measure:: 3
Pay vs Performance Disclosure
Name	[9]	Non-GAAP diluted EPS(2)
Patrick Zammit [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]	$ 10,265,592		$ 6,657,858
PEO Actually Paid Compensation Amount	[3],[4]	$ 12,596,094		7,239,869
PEO Name		Patrick Zammit (PEO Zammit)
Patrick Zammit [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	$ (5,979,900)		(4,497,059)
Patrick Zammit [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	6,453,259		4,653,937
Patrick Zammit [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	1,191,476		251,756
Patrick Zammit [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year tha tVested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	0		0
Patrick Zammit [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	665,667		173,377
Patrick Zammit [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	0		0
Rich Hume [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]			8,327,033	[1]	$ 9,254,634	[1],[3]	$ 7,498,195		$ 9,529,362
PEO Actually Paid Compensation Amount	[3]			6,107,856		8,193,274	[4]	8,456,768		9,334,615
Rich Hume [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]			(4,120,599)		(5,759,614)	[3]	(4,349,941)		(3,639,900)
Rich Hume [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3],[12]			0		5,677,045		5,409,421		3,445,153
Rich Hume [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]			0		(701,565)	[3]	11,252		0
Rich Hume [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year tha tVested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]			0		0		0		0
Rich Hume [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]			1,901,422		(277,226)	[3]	(112,159)		0
Rich Hume [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]			0		0	[3]	0		0
Dennis Polk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]									16,704,037
PEO Actually Paid Compensation Amount	[3]									23,273,315
Dennis Polk [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]									(12,528,928)
Dennis Polk [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3],[12]									14,611,088
Dennis Polk [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]									1,574,513
Dennis Polk [Member] | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year tha tVested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]									643,291
Dennis Polk [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]									2,269,314
Dennis Polk [Member] | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]									0
Non-PEO NEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(1,281,056)		(1,474,515)		(1,114,461)	[3]	(1,264,076)		(2,716,425)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	1,168,027	[3]	1,239,995		1,086,993		1,344,275	[3]	4,132,599	[3]
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	401,577		212,573		(301,906)		(110,432)	[3]	375,500	[3]
Non-PEO NEO | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year tha tVested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	0		0		0		0		187,951
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	318,432		321,256		38,354		(181,782)	[3]	761,446	[3]
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	$ (439,738)		$ (50,217)		$ 0		$ 0	[3]	$ 0	[3]

[1]	Amounts are reflected in the Summary Compensation Table for our NEOs for each corresponding year, as follows:
(i)the total compensation reported in the Summary Compensation Table for the applicable year for PEO Zammit, PEO Hume, and PEO Polk, and
(ii)the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Non-PEO NEOs reported for the applicable year. As two individuals served as CFO during fiscal year 2025 (former CFO Mr. Witt and successor CFO Mr. Jordan), both are included in the non-PEO NEO average, therefore the fiscal year 2025 averages are based on five versus four non-PEO NEOs.

[2]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year for the PEOs. For Non-PEO NEOs, amounts shown represent averages.
[3]	n December 1, 2020, the Company completed the separation (the “Separation”) of its customer experience services business in a tax-free transaction for federal income tax purposes, which was accomplished by the distribution of one hundred percent of the outstanding common stock of Concentrix Corporation (“Concentrix”). SYNNEX stockholders received one share of Concentrix common stock for every share of SYNNEX common stock held at the close of business on the record date. Concentrix is now an independent public company trading under the symbol “CNXC” on the Nasdaq Stock Market. After the Separation, SYNNEX did not beneficially own any shares of Concentrix’ common stock. The closing stock price of SYNNEX common stock on November 30, 2020 was $160.31. As a result of the impacts of the Separation, the opening stock price of SYNNEX common stock on December 1, 2020 was $82.01. The Company used the opening stock price on December 1, 2020 to calculate changes in fair value of equity awards in fiscal 2021 in order to provide a comparable basis of performance for the fair value measurements.
(e)As two individuals served as CFO during fiscal year 2025 (former CFO Mr. Witt and successor CFO Mr. Jordan), both are included in the non-PEO NEO average, therefore the fiscal year 2025 averages are based on five versus four non-PEO NEOs.
(f)Mr. Witt’s unvested equity awards were forfeited following his voluntary separation from the Company before the end of fiscal year 2025, therefore the non-PEO NEO average reflected represents the fair value of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in fiscal year 2025.

[4]	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted for exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values in the Summary Compensation Table are calculated in accordance with FASB ASC Topic 718, using the grant date fair value of stock and option awards granted during the year, whereas CAP represents the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or were vested or forfeited during the year.

Year	Summary Compensation Table Total(a) ($)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year(b) ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years(c) ($)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year(c) ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year(c) ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year(c) ($)	Equals Compensation Actually Paid ($)
PEO Zammit
2025	10,265,592	(5,979,900)	6,453,259	1,191,476	—	665,667	—	12,596,094
2024	6,657,858	(4,497,059)	4,653,937	251,756	—	173,377	—	7,239,869
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
PEO Hume
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	8,327,033	(4,120,599)	—	—	—	1,901,422	—	6,107,856
2023	9,254,634	(5,759,614)	5,677,045	(701,565)	—	(277,226)	—	8,193,274
2022	7,498,195	(4,349,941)	5,409,421	11,252	—	(112,159)	—	8,456,768
2021	9,529,362	(3,639,900)	3,445,153	—	—	—	—	9,334,615
PEO Polk
2025	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2024	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2023	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021(d)	16,704,037	(12,528,928)	14,611,088	1,574,513	643,291	2,269,314	—	23,273,315
Non-PEO NEOs (Average)
2025(e)	2,796,742	(1,281,056)	1,168,027	401,577	—	318,432	(439,738)(f)	2,963,984
2024	2,925,154	(1,474,515)	1,239,995	212,573	—	321,256	(50,217)	3,174,246
2023	2,817,204	(1,114,461)	1,086,993	(301,906)	—	38,354	—	2,526,184
2022	3,121,580	(1,264,076)	1,344,275	(110,432)	—	(181,782)	—	2,909,565
2021(d)	4,709,006	(2,716,425)	4,132,599	375,500	187,951	761,446	—	7,450,077
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year for the PEOs. For Non-PEO NEOs, amounts shown represent averages.
(b)Represents the grant date fair value of the stock options and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718 as reported on the Summary Compensation Table. See Note 4 “Share-Based Compensation” to the Audited Financial Statements included in our Form 10-K for the fiscal year ended November 30, 2025 for a discussion of the relevant assumptions used in calculating these amounts.
(c)The fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on November 30, 2020, and subsequently as of each vesting date of vested awards, and as of the end of each fiscal year for unvested awards during the indicated fiscal year. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value on the grant date under US GAAP. For stock awards subject to performance-based vesting conditions, fair value was calculated based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For stock options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date, as well as updated assumptions related to the expected term, expected volatility, risk-free interest rate and dividend yield.
(d)On December 1, 2020, the Company completed the separation (the “Separation”) of its customer experience services business in a tax-free transaction for federal income tax purposes, which was accomplished by the distribution of one hundred percent of the outstanding common stock of Concentrix Corporation (“Concentrix”). SYNNEX stockholders received one share of Concentrix common stock for every share of SYNNEX common stock held at the close of business on the record date. Concentrix is now an independent public company trading under the symbol “CNXC” on the Nasdaq Stock Market. After the Separation, SYNNEX did not beneficially own any shares of Concentrix’ common stock. The closing stock price of SYNNEX common stock on November 30, 2020 was $160.31. As a result of the impacts of the Separation, the opening stock price of SYNNEX common stock on December 1, 2020 was $82.01. The Company used the opening stock price on December 1, 2020 to calculate changes in fair value of equity awards in fiscal 2021 in order to provide a comparable basis of performance for the fair value measurements.
(e)As two individuals served as CFO during fiscal year 2025 (former CFO Mr. Witt and successor CFO Mr. Jordan), both are included in the non-PEO NEO average, therefore the fiscal year 2025 averages are based on five versus four non-PEO NEOs.
(f)Mr. Witt’s unvested equity awards were forfeited following his voluntary separation from the Company before the end of fiscal year 2025, therefore the non-PEO NEO average reflected represents the fair value of equity awards granted in prior fiscal years that failed to meet applicable vesting conditions in fiscal year 2025.

[5]	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market open on December 1, 2020, the beginning of fiscal year 2021, for the Company’s common stock as well as the common stock of companies in our peer group. Our peer group is measured by the Computer and Peripheral Equipment index, which is based on the Standard Industrial Classification Code 5045—Wholesale Computer and Computer Peripheral Equipment and Software. For fiscal year 2021 the measurement period was one year, for fiscal year 2022 the measurement period was two years, for fiscal year 2023 the measurement period was three years, for fiscal year 2024 the measurement period was four years, and for fiscal year 2025 the measurement period was five years.
[6]	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market open on December 1, 2020, the beginning of fiscal year 2021, for the Company’s common stock as well as the common stock of companies in our peer group. Our peer group is measured by the Computer and Peripheral Equipment index, which is based on the Standard Industrial Classification Code 5045—Wholesale Computer and Computer Peripheral Equipment and Software. For fiscal year 2021 the measurement period was one year, for fiscal year 2022 the measurement period was two years, for fiscal year 2023 the measurement period was three years, for fiscal year 2024 the measurement period was four years, and for fiscal year 2025 the measurement period was five years.
[7]	Reflects net income in our consolidated statements of income included in our Annual Reports on Form 10-K for the applicable year.
[8]	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, non-GAAP net income is our Company Selected Measure, which is the financial performance measure that, in our assessment, represents the most important performance measure used to link CAP to NEOs to Company performance for each fiscal year presented. For a reconciliation of net income to non-GAAP net income, refer to Appendix A of this Proxy Statement
[9]	Non-GAAP financial measure. See the Appendix A to this Proxy Statement for definitions of non-GAAP measures and reconciliation of such measures to GAAP.
[10]	Non-GAAP net income is a non-GAAP financial measure, which is considered to be the most important measure used by the Company to link compensation actually paid to our PEOs and the average of Non-PEO NEOs to Company performance, also known as our Company-Selected Measure.
[11]	Represents the grant date fair value of the stock options and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718 as reported on the Summary Compensation Table. See Note 4 “Share-Based Compensation” to the Audited Financial Statements included in our Form 10-K for the fiscal year ended November 30, 2025 for a discussion of the relevant assumptions used in calculating these amounts.
[12]	The fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on November 30, 2020, and subsequently as of each vesting date of vested awards, and as of the end of each fiscal year for unvested awards during the indicated fiscal year. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value on the grant date under US GAAP. For stock awards subject to performance-based vesting conditions, fair value was calculated based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For stock options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date, as well as updated assumptions related to the expected term, expected volatility, risk-free interest rate and dividend yield.